Basis of Preparation	6 Months Ended
Jun. 30, 2018
Disclosure of basis of preparation [Abstract]
Basis of Preparation
Note 2 - Basis of Preparation

A.          Statement of compliance

These condensed consolidated interim financial statements have been prepared in accordance with IAS 34 Interim Financial Reporting and do not include all of the information required for full annual financial statements. They should be read in conjunction with the financial statements as at and for the year ended December 31, 2017 (hereinafter – “the annual financial statements”).

These condensed consolidated interim financial statements were authorized for issue on September 25, 2018.

B.          Use of estimates and judgments

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Such judgments, estimates and assumptions are the same as those applied in the annual financial statements.  Actual results may differ from these estimates.

C.          Change in Presentation Currency

Effective December 31, 2017, the Company changed its presentation currency from the U.S. dollar to the euro. The Company ceased using the U.S. dollar as its presentation currency to assist investors to evaluate its financial results as the Company’s functional currency is the euro and a substantial portion of its assets, revenues and liabilities is denominated in euro.

Furthermore, the change is expected to reduce the impact of the volatility of the euro/USD exchange rate on the Company’s operating results. The consolidated financial statements for all prior years and interim periods presented have been translated into euro. Assets and liabilities have been translated using period end exchange rates, equity transactions have been translated using the exchange rate in effect on the date of the specific transaction or the average exchange rate during the respective period, and revenues, expenses, gains, losses, and cash flow amounts have been translated into the presentation currency using the average exchange rate during the respective period.  For the convenience of the reader, the reported euro figures as of June 30, 2018 and for the period then ended, have been presented in dollars, translated at the representative rate of exchange as of June 30, 2018 (euro 1 = US$ 1.166). The dollar amounts presented in these financial statements should not be construed as representing amounts that are receivable or payable in dollars or convertible into dollars, unless otherwise indicated.